WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.6%
Education - 16.7%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$1,000,433
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,491,139
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,679,826
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	725,979
Middlesex County, NJ, Improvement Authority Revenue, Rutgers University Lease Revenue Bonds, Health and Life Science Exchange H-1 Project, GO, Series A	5.000%	8/15/53	2,000,000	2,213,077
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AGM	5.000%	6/1/42	5,000,000	5,163,533
New Jersey State EFA Revenue:
Series A	4.000%	7/1/50	1,000,000	925,057
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,078,728
Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	2,807,394
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,895,311
Series A, Refunding	5.000%	12/1/28	675,000	734,211
Subordinated, Series B-1	5.000%	12/1/44	1,080,000	1,078,318	(a)
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,030,176
Passaic County, NJ, Improvement Authority Revenue, Paterson Arts and Science Charter School Project	5.500%	7/1/58	1,000,000	1,035,710

Total Education				24,858,892

Health Care - 7.8%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,729,023
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,201,610

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/39	$1,750,000	$1,840,662
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,750,000	5,799,162

Total Health Care				11,570,457

Housing - 2.2%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,867,633
Provident Group, Kean Properties	5.000%	7/1/37	400,000	394,979
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	929,519

Total Housing				3,192,131

Industrial Revenue - 14.2%
New Jersey State EDA Revenue:
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	1,958,839	(a)(b)(c)
Water Facilities Revenue Bonds, American Water Co., Inc. Project, Series B, Refunding	3.750%	6/1/28	1,500,000	1,515,671	(a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,429,033	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,023,328	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,014,517	(a)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	6,700,000	6,816,324
Series A, Refunding	5.250%	6/1/46	400,000	412,511

Total Industrial Revenue				21,170,223

Leasing - 34.0%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,000,000	967,989
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/37	1,500,000	1,772,324	(d)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/38	1,500,000	1,748,770	(d)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,500,000	1,736,565	(d)
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,637,962

See Notes to Schedule of Investments.

2	Western Asset New Jersey Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - continued
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	$1,000,000	$1,008,038
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/30	4,000,000	4,204,214
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,083,827
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,222,069
Transportation Program, Series AA	5.250%	6/15/43	2,000,000	2,135,836
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,052,437
Transportation Program, Series AA	5.000%	6/15/46	5,000,000	5,245,153
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	2,184,978
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,000,000	2,303,119
Transportation Program, Series AA, Refunding	4.250%	6/15/44	5,000,000	5,099,344
Transportation Program, Series BB	5.000%	6/15/50	5,000,000	5,212,953
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,241,125
Transportation System, Series A, BAM	0.000%	12/15/38	3,000,000	1,757,081

Total Leasing				50,613,784

Other - 0.0%††
New Jersey State EDA Revenue, Department of Human Services, Pooled Financing	5.200%	7/1/32	60,000	60,111

Power - 0.3%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	131,250	*(e)
Series A	5.050%	7/1/42	80,000	21,000	*(e)
Series XX	5.250%	7/1/40	720,000	189,000	*(e)
Series ZZ	—	7/1/18	100,000	26,000	*(f)

Total Power				367,250

Pre-Refunded/Escrowed to Maturity - 9.3%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	360,000	361,965	(a)(g)
New Jersey State EDA Revenue, School Facilities Construction, Series DDD	5.000%	6/15/42	10,000,000	10,826,368	(h)
New Jersey State, GO, Various Purpose	5.000%	6/1/27	2,500,000	2,575,306	(h)

Total Pre-Refunded/Escrowed to Maturity				13,763,639

Special Tax Obligation - 3.1%
Newark, NJ, Parking Authority, Lease Revenue:
Parking Facility Office Project, AGM	5.250%	2/1/43	525,000	570,848
Parking Facility Office Project, AGM	5.500%	2/1/51	750,000	813,034

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$220,000	$191,762
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	361,990
Restructured, Series A-1	4.550%	7/1/40	50,000	50,368
Restructured, Series A-1	4.750%	7/1/53	2,075,000	2,058,714
Restructured, Series A-1	5.000%	7/1/58	190,000	191,138
Restructured, Series A-2	4.329%	7/1/40	330,000	328,421

Total Special Tax Obligation				4,566,275

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,525	1,495
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,556
Restructured, Series A-1	5.375%	7/1/25	10,466	10,702
Restructured, Series A-1	5.625%	7/1/27	10,372	10,979
Restructured, Series A-1	5.625%	7/1/29	10,203	11,082
Restructured, Series A-1	5.750%	7/1/31	9,910	11,044
Restructured, Series A-1	4.000%	7/1/33	9,398	9,223
Restructured, Series A-1	4.000%	7/1/35	223,447	216,628
Restructured, Series A-1	4.000%	7/1/37	630,000	603,320
Restructured, Series A-1	4.000%	7/1/41	94,857	87,316
Restructured, Series A-1	4.000%	7/1/46	10,251	9,169
Subseries CW	0.000%	11/1/43	41,550	22,697	(c)

Total State General Obligation				1,001,211

Transportation - 11.0%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	275,422
Series A	5.000%	1/1/37	1,200,000	1,316,306
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,499,895	(a)
New Jersey State Turnpike Authority Revenue, Series B, Refunding	5.000%	1/1/40	5,955,000	6,345,164
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	4,693,751
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,473,834	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	813,623	(a)

Total Transportation				16,417,995

See Notes to Schedule of Investments.

4	Western Asset New Jersey Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$493,197	(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,127,648)				148,075,165

SHORT-TERM INVESTMENTS - 2.9%
MUNICIPAL BONDS - 2.8%
Health Care - 2.8%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.800%	7/1/35	3,405,000	3,405,000	(j)(k)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	3.500%	7/1/43	800,000	800,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $4,205,000)				4,205,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $81,080)	5.295%		81,080	81,080	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,286,080)				4,286,080

TOTAL INVESTMENTS - 102.5% (Cost - $152,413,728)				152,361,245
Liabilities in Excess of Other Assets - (2.5)%				(3,684,337)

TOTAL NET ASSETS - 100.0%				$148,676,908

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	The coupon payment on this security is currently in default as of December 31, 2023.
(f)	The maturity principal is currently in default as of December 31, 2023.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $81,080 and the cost was $81,080 (Note 2).

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset New Jersey Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

Western Asset New Jersey Municipals Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8	Western Asset New Jersey Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$148,075,165	—	$148,075,165
Short-Term Investments†:
Municipal Bonds	—	4,205,000	—	4,205,000
Money Market Funds	$81,080	—	—	81,080

Total Short-Term Investments	81,080	4,205,000	—	4,286,080

Total Investments	$81,080	$152,280,165	—	$152,361,245

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2023. The following transactions were effected in such company for the period ended December 31, 2023.

		Purchased		Sold
	Affiliate Value at March 31, 2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$16,163	$3,105,926	3,105,926	$3,041,009	3,041,009

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,879	—	$81,080

Western Asset New Jersey Municipals Fund 2023 Quarterly Report	9